Financial investments (Tables)	9 Months Ended
Sep. 30, 2021
Financial investments [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial investments as of September 30, 2021 and December 31, 2020 is as follows:

	Balance as of September 30, 2021	Balance as of December 31, 2020
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	14,459	12,896
Fair Value through Profit and Loss (Investment in Rioglass)	-	2,687
Derivative assets (Note 9)	5,038	1,099
Other receivable accounts at amortized cost	69,369	73,072
Total non-current financial investments	88,866	89,754
Contracted concessional financial assets	188,111	178,198
Derivative assets (Note 9)	1,780	460
Other receivable accounts at amortized cost	17,910	21,426
Total current financial investments	207,801	200,084